Nature of the Business and Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	Mar. 28, 2016	Sep. 26, 2014	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Impaired [Line Items]
Forward split stock description	1-for-5 forward split
Excess stock shares authorized			250,000,000
Common stock, shares authorized			1,250,000,000	1,250,000,000
Common stock, shares issued			21,192,807	20,367,500
Common stock, shares outstanding			21,192,807	20,367,500
Revenue, net			$ 2,342,347	$ 1,833,800
Antidilutive securities excluded from computation of earnings per share, amount			2,354,756	2,263,060
Gross debt issuance costs			$ 602,112	$ 527,112
Amortization of debt issuance costs			203,975	146,038
Adverting expense			$ 38,492	$ 77,175
Top Three Customers [Member] | Sales Revenue, Net [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk			51.90%
Top Three Customers [Member] | Sales Revenue, Net [Member] | Crunch Franchising, LLC [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk			33.70%
Top Three Customers [Member] | Sales Revenue, Net [Member] | CA Management Co Ltd [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk			9.60%
Top Three Customers [Member] | Sales Revenue, Net [Member] | Eye Fitness [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk			8.70%
Two Customers [Member] | Accounts Receivable [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk			90.00%	88.00%
Two Customers [Member] | Accounts Receivable [Member] | Crunch Franchising, LLC [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net			$ 127,512	$ 72,889
Percentage of concentration of credit risk			71.00%	43.00%
Two Customers [Member] | Accounts Receivable [Member] | 24 Hour Fitness USA, Inc [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net			$ 33,060
Percentage of concentration of credit risk			19.00%
Two Customers [Member] | Accounts Receivable [Member] | Partner Business [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net				$ 75,000
Percentage of concentration of credit risk				45.00%
Three Vendors [Mermber] | Accounts Payable [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk			44.00%	68.00%
Three Vendors [Mermber] | Accounts Payable [Member] | American Express [Mermber]
Financing Receivable, Impaired [Line Items]
Revenue, net			$ 116,310
Percentage of concentration of credit risk			16.00%
Three Vendors [Mermber] | Accounts Payable [Member] | Ever Blooming Industrial Limited [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net			$ 111,094
Percentage of concentration of credit risk			15.00%
Three Vendors [Mermber] | Accounts Payable [Member] | Wells Fargo Bank [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net			$ 95,462	$ 46,683
Percentage of concentration of credit risk			13.00%	10.00%
Three Vendors [Mermber] | Accounts Payable [Member] | Indeglia & Carney [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net				$ 51,465
Percentage of concentration of credit risk				12.00%
Three Vendors [Mermber] | Accounts Payable [Member] | Lynam Industries [Member]
Financing Receivable, Impaired [Line Items]
Revenue, net				$ 203,394
Percentage of concentration of credit risk				46.00%
Two Vendors [Mermber]
Financing Receivable, Impaired [Line Items]
Number of common stoick shares issued for consideration of future inventory purchases				300,000
Number of common stoick value issued for consideration of future inventory purchases				$ 300,000
Vendor [Mermber]
Financing Receivable, Impaired [Line Items]
Prepaid expenses				$ 300,000
One Vendor [Mermber]
Financing Receivable, Impaired [Line Items]
Credit with remaining the other at year end			$ 105,000
April 15, 2016 [Member]
Financing Receivable, Impaired [Line Items]
Common stock, shares issued			4,118,500
Common stock, shares outstanding			4,118,500
April 15, 2016 [Member] | Forward Stock Split [Member]
Financing Receivable, Impaired [Line Items]
Common stock, shares issued			20,592,500
Common stock, shares outstanding			20,592,500
TD Legacy [Member]
Financing Receivable, Impaired [Line Items]
Stock issued during period, shares		20,000,000